SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	$ 708,000	$ 1,758,000	$ 3,812,000	$ 3,104,000
Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation					$ 4,344,691	$ 11,065,124
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	98,000	1,538,000	1,314,000	2,546,000
Equity Option [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation					2,197,255	1,876,225
Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	207,000	(60,000)	541,000	121,000
Stock Grants [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation					55,163	4,141,858
Restricted Stock Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation	$ 403,000	$ 280,000	$ 1,957,000	$ 437,000
Restricted Stock Grants [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation					2,092,273	3,554,968
Deferred Stock Units [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation						484,932
Ltip Units [Member] | Medmen Enterprises Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Share-Based Compensation						$ 1,492,073